Schedule of Effect of Reinsurance on Interest Credited to Contractholder Funds (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Direct interest credited to contractholder funds	$ 123,747	$ 135,354	$ 150,355
Ceded interest credited to contractholder funds	(5,158)	(5,468)	(6,032)
Interest credited to contractholder funds, net of reinsurance	118,604	129,911	144,340
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed interest credited to contractholder funds	15	25	17
Ceded interest credited to contractholder funds	$ (5,158)	$ (5,468)	$ (6,032)